Dividends - Schedule of Scrip Dividends Issued (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interim Financial Reporting [Abstract]
Number of shares issued (in shares)	289,789	548,005	102,810
Value of shares issued	$ 1,714	$ 2,858	$ 642